Equity (Details Narrative)		12 Months Ended
	Jul. 31, 2018 SGD ($) $ / shares	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 $ / shares shares	Oct. 04, 2023	Dec. 31, 2022 $ / shares shares
Original authorized share capital		$ 50,000
Common stock, shares authorized | shares				50,000,000		50,000,000
Common stock, par value | $ / shares				$ 0.001		$ 0.001
Dividends paid			$ 449,596
MSC Consulting (S) Pte Ltd [Member]
Dividends paid	$ 2,700,000
Share price | $ / shares	$ 27
MSC Consulting (S) Pte Ltd [Member]
Ownership percentage				100.00%	100.00%